Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 157,601	$ 137,742	$ 111,722
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	15,911	11,725	10,771
Share-based compensation	7,939	6,663	5,175
Deferred income tax provision	6,724	8,310	12,725
Provision for doubtful accounts	1,826	2,374	3,016
Non-cash contribution for 401(k) plan	1,772	1,718	489
Loss (gain) on sale of property and equipment	103	171	(432)
Excess tax benefits from share-based compensation	(1,079)	(859)	(2,862)
Changes in operating assets and liabilities, net of effects of acquisitions:
Accounts receivable	(5,752)	11,987	(41,250)
Inventories	(26,652)	(22,489)	21,447
Accounts payable and other liabilities	11,873	(98,611)	28,088
Other, net	3,077	2,721	3,910
Net cash provided by operating activities	173,343	61,452	152,799
Cash flows from investing activities:
Business acquisition, net of cash acquired	(80,479)	(43,455)	(3,824)
Capital expenditures	(12,317)	(13,925)	(8,421)
Proceeds from sale of property and equipment	504	737	2,111
Net cash used in investing activities	(92,292)	(56,643)	(10,134)
Cash flows from financing activities:
Dividends on Common and Class B common stock	(256,219)	(73,276)	(66,028)
Purchase of additional ownership from noncontrolling interest	(51,881)
Distributions to noncontrolling interest	(16,003)	(26,469)	(13,644)
Payment of fees related to revolving credit agreements	(2,116)	(38)
Repayments of other long-term obligations	(1)	(69)	(729)
Return of capital contribution to noncontrolling interest		(32,000)
Excess tax benefits from share-based compensation	1,079	859	2,862
Net proceeds from issuances of common stock	5,312	5,359	6,042
Net cash used in financing activities	(23,081)	(115,634)	(74,260)
Effect of foreign exchange rate changes on cash and cash equivalents	127
Net increase (decrease) in cash and cash equivalents	58,097	(110,825)	68,405
Cash and cash equivalents at beginning of year	15,673	126,498	58,093
Cash and cash equivalents at end of year	73,770	15,673	126,498
Previous Revolving Credit Facility
Cash flows from financing activities:
Net (repayments) proceeds under revolving credit agreements	(20,000)	10,000	(2,763)
Current Revolving Credit Facility
Cash flows from financing activities:
Net (repayments) proceeds under revolving credit agreements	$ 316,748